Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2023 and 2022, are summarized as follows:

	2023	2022
Cash on hand	$681	$634
Cash at banks	88,231	74,554
Short-term investments (a)	9,467	19,545
	$98,379	$94,733

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.